Expense Example, No Redemption - FidelityInternationalSmallCapFund-AMCIZPRO - FidelityInternationalSmallCapFund-AMCIZPRO - Fidelity International Small Cap Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor International Small Cap Fund - Class A
Expense Example, No Redemption:
1 Year	$ 699
3 Years	960
5 Years	1,242
10 Years	2,042
Fidelity Advisor International Small Cap Fund - Class C
Expense Example, No Redemption:
1 Year	207
3 Years	640
5 Years	1,098
10 Years	2,176
Fidelity Advisor International Small Cap Fund - Class M
Expense Example, No Redemption:
1 Year	501
3 Years	819
5 Years	1,160
10 Years	2,120
Fidelity Advisor International Small Cap Fund - Class I
Expense Example, No Redemption:
1 Year	106
3 Years	331
5 Years	574
10 Years	1,271
Fidelity Advisor International Small Cap Fund - Class Z
Expense Example, No Redemption:
1 Year	94
3 Years	293
5 Years	509
10 Years	$ 1,131